Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Borrowings.
Schedule of borrowings

	June 30,	December 31,
	2026	2025
	€1,000	€1,000
Innovation credit	2,899	2,899
Accrued interest on innovation credit	2,118	1,973

Total	5,017	4,872
Current portion	5,017	4,872
Total non-current borrowings	—	—